COMMON SHARES (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	704,000,000
Outstanding at the beginning of the period	12,011
Dividend reinvestment and share purchase plan (in shares)		5,400,000	10,700,000
Dividend reinvestment and share purchase plan		202	378
Exercise of options (in shares)	1,600,000	2,260,000	1,201,000
Outstanding at the end of the period (in shares)	705,000,000	704,000,000
Outstanding at the end of the period	12,069	12,011
Net Income per Share
Weighted average number of common shares outstanding used to calculate basic earnings per share	705,000,000	702,000,000	691,000,000
Weighted average number of common shares outstanding used to calculate diluted earnings per share	706,000,000	703,000,000	692,000,000
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	703,861,000	696,230,000	684,359,000
Outstanding at the beginning of the period	12,011	11,745	11,338
Dividend reinvestment and share purchase plan (in shares)		5,371,000	10,670,000
Dividend reinvestment and share purchase plan		202	378
Exercise of options (in shares)	1,600,000	2,260,000	1,201,000
Exercise of options	58	64	29
Outstanding at the end of the period (in shares)	705,461,000	703,861,000	696,230,000
Outstanding at the end of the period	12,069	12,011	11,745
Net Income per Share
Weighted average number of common shares outstanding used to calculate basic earnings per share	704,600,000	701,600,000	690,500,000
Weighted average number of common shares outstanding used to calculate diluted earnings per share	705,700,000	702,800,000	691,700,000